GMO Risk Premium Fund
GMO RISK PREMIUM FUND
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Risk Premium Fund		Class III	Class IV	Class V	Class VI
Management fee	[1]	0.45%	0.45%	0.45%	0.45%
Shareholder service fee	[1]	0.15%	0.10%	0.085%	0.055%
Other expenses		0.08%	0.08%	0.08%	0.08%
Total annual fund operating expenses		0.68%	0.63%	0.62%	0.59%
Expense reimbursement/waiver	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)		0.60%	0.55%	0.54%	0.51%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	61	210	371	839
Class IV	56	194	343	779
Class V	55	190	338	767
Class VI	52	181	321	730

Expense Example, No Redemption - GMO Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	61	210	371	839
Class IV	56	194	343	779
Class V	55	190	338	767
Class VI	52	181	321	730

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2018, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Fund seeks to capture returns commensurate with the equity risk premium over a full market cycle with less volatility than global equity markets primarily by selling (writing) put options on stock indices. GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark.

The Fund writes put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices. In determining the indices on which the Fund writes put options, GMO evaluates the income the Fund can receive for writing put options on a given index relative to the income for writing put options on other indices, taking into consideration the historical risk premium for writing put options on those indices. GMO also evaluates the relative liquidity of option markets and estimated transaction costs. At any given time, the Fund may have substantial exposures to one or only a few stock indices. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying the options it has written even though it does not own those assets or indices. The Fund may write put options with any strike price or duration.

The Fund's options may be of any type, including options on global, regional and country stock indices, options on exchange-traded funds (ETFs), exchange-traded options and over-the-counter (OTC) options, and may be cash-settled or physically settled. In addition, the Fund's options may be tied economically to any country in the world, including emerging countries. The Fund may invest in forward currency contracts to manage its currency exposure and may have exposure (e.g., through options on securities indices) to securities of companies of any market capitalization.

GMO expects that the Fund's put option positions typically will be fully collateralized at the time the Fund writes them. GMO, therefore, expects that the Fund will hold sufficient assets to cover the maximum possible loss the Fund might sustain upon the exercise of a put option it has written.

The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.

For collateral and cash management purposes, the Fund invests a substantial portion of its assets in cash directly (e.g., Treasury bills, Treasury floating rate notes, Treasury Separately Traded Registered Interest and Principal Securities ("STRIPS"), Federal Home Loan Bank discount notes, and other agency notes), money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. The Fund also may invest in shares of U.S. Treasury Fund.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund, or of a particular security or asset underlying an option written by the Fund, may affect the Fund's performance more than if the Fund were a diversified investment company. Writing a put option on an equity index exposes the Fund to all of the risks of investing directly in the equities in that index. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see "Additional Information about the Funds' Investment Strategies, Risks, and Expenses" and "Description of Principal Risks."

•   Market Risk – Equities – Because the Fund writes put options on stock indices, GMO generally expects the Fund's net asset value to decline when the value of those indices declines. The value of an index depends on the value of the equity securities in the index, and the market price of an equity security may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. Also, the Fund's investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when those markets rise sharply.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund's ability to sell put options depends on the liquidity of the options market. That market may not be liquid when the Fund seeks to close out an option position. If the Fund receives a request from a shareholder to redeem a substantial number of shares and the Fund is unable to close out a put option it has written, the Fund may not have sufficient assets to cover the maximum possible loss it would sustain if all the put options written by the Fund were exercised.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities.

•   Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member holding a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

•   Focused Investment Risk – Because the Fund can have substantial exposure through a limited number of options contracts and because the Fund's exposures may relate to relatively few stock indices, the Fund is subject to more risk than if the Fund's investments were more diversified.

•   Non-U.S. Investment Risk – Writing put options on non-U.S. stock indices exposes the Fund to the risks of investing in non-U.S. securities. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

•   Currency Risk – Fluctuations in exchange rates and put options written on non-U.S. indices can adversely affect the market value of investments denominated in foreign currencies.

•   Market Risk – Fixed Income – The market price of a fixed income security (e.g., U.S. Treasury bills) can decline due to market-related factors, primarily rising interest rates.

•   Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund's investments and increase the volatility of the Fund's portfolio.

•   Small Company Risk – Writing put options on stock indices made up of equity securities of companies with smaller market capitalizations exposes the Fund to the risks of investing in the securities of those companies. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments. To the extent the Fund focuses its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 5.64% (3Q2016) Lowest Quarter: -4.92% (4Q2014) Year-to-Date (as of 3/31/18): -5.59%
Average Annual Total Returns Periods Ending December 31, 2017
Average Annual Total Returns - GMO Risk Premium Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class III		12.85%	7.51%		7.60%	Dec. 14, 2012
Class III | Return After Taxes on Distributions		7.03%	4.29%		4.41%	Dec. 14, 2012
Class III | Return After Taxes on Distributions and Sale of Fund Shares		9.31%	4.81%		4.89%	Dec. 14, 2012
Class III | CBOE S&P 500 PutWrite Index (reflects no deduction for fees, expenses, or taxes)	[1]	10.85%	8.71%		8.74%	Dec. 14, 2012
Class III | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	[1]	22.40%	11.64%		11.76%	Dec. 14, 2012
Class VI		12.94%	7.60%		8.13%	Nov. 15, 2012
Class VI | CBOE S&P 500 PutWrite Index (reflects no deduction for fees, expenses, or taxes)	[1]	10.85%	8.71%		9.04%
Class VI | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	[1]	22.40%	11.64%		12.81%	Nov. 15, 2012
[1]	Effective March 31, 2018, the Fund changed its appropriate broad-based securities index from the MSCI World Index to the CBOE S&P 500 PutWrite Index because GMO believes the CBOE S&P 500 PutWrite Index is more representative of the Fund's investment strategy.